SCHEDULE OF NATURE OF TRANSACTIONS (Details) - USD ($) $ in Thousands		6 Months Ended				12 Months Ended
		Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Related Party Transaction [Line Items]
Loan from director						$ 9,881
P4 Engineering Industrial Pte Ltd [Member]
Related Party Transaction [Line Items]
- Sale of goods		$ 51	[1]		[1]	150	[2]		[2]	414	[2]
- Purchases of goods		244	[1]	116	[1]	736	[2]	945	[2]	640	[2]
- Land rental		223	[1]	229	[1]	452	[2]	404	[2]	207	[2]
- Loan interest income		48	[1]		[1]	21	[2]		[2]		[2]
Multi Ways Equipment Sdn Bhd [Member]
Related Party Transaction [Line Items]
- Sale of goods		8	[3]		[3]		[4]		[4]	151	[4]
Mr. Eng Hock Lim [Member]
Related Party Transaction [Line Items]
- Loan interest income	[5]	349
- Loan account	[5]	$ 14,286
MWE Investment Pte Ltd [Member]
Related Party Transaction [Line Items]
- Sale of goods	[6]							11
Yin Zhan Holdings Pte Ltd [Member]
Related Party Transaction [Line Items]
- Sale of goods	[7]									5
- Purchases of goods	[7]							413		81
- Other services income	[7]					7
James Lim Eng Hock [Member]
Related Party Transaction [Line Items]
Loan from director						$ 9,881

[1]	Mr. Eng Hock Lim, Ms. Noi Geck Lee and Ms. Mei Jun Lim are the directors of P4 Engineering Industrial Pte Ltd. Mr. James Lim and Ms. Noi Geck Lee are the shareholders and they hold 100% in P4 Engineering Industrial Pte Ltd.
[2]	Mr. James Lim, Ms. Lee NG and Ms. Maggie Lim are the directors of P4 Engineering Industrial Pte Ltd. Mr. James Lim and Ms. Lee NG are the shareholders and they hold 100% in P4 Engineering Industrial Pte Ltd.
[3]	Ms. Maggie Lim and Mr. Nick Tan are the directors and shareholders, and they hold 100% in in Multi Ways Equipment Sdn Bhd.
[4]	Ms. Maggie Lim and Mr. Nick Tan are the directors. Ms. Maggie Lim, Mr. Nick Tan and Mr. James Lim are the shareholders and hold 100% in Multi Ways Equipment Sdn Bhd.
[5]	The amount due to Mr. Eng Hock Lim had been converted to loan account and Mr. Eng Hock Lim is the controlling shareholder through MWE Investments Limited which he holds 97.0% stake.
[6]	Mr. James Lim, Ms Lee NG and Ms Maggie Lim are the directors, and they are also the shareholders and hold 88% stake in MWE Investment Pte Ltd.
[7]	Mr. James Lim is the director and shareholder, and he holds 51% stake in Yin Zhan Holding Pte Ltd.